PROPERTY, PLANT AND EQUIPMENT Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Depreciation expense	$ 900	$ 1,700
Impairment charges	$ 0	$ 0